Income Taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Taxes
Note 16     Income Taxes
(a) Income tax expense
The following table presents
i
ncome tax expense (recovery) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2020	2019
Current tax
Current year	$998	$1,246
Adjustments related to prior yea rs	(83)	(74)
Total current tax	915	1,172
Deferred tax
Change related to temporary differences	253	(454)
Effects of changes in tax rates	27	–
Total deferred tax	280	(454)
Income tax expense	$1,195	$718

The following table discloses income tax expense (recovery) recognized directly in equity.

For the years ended December 31,	2020	2019
Recognized in other comprehensive income
Current income tax expense (recovery)	$(92)	$92
Deferred income tax expense (recovery)	87	366
Total recognized in other comprehensive income	$(5)	$458
Recognized in equity, other than other comprehensive income
Current income tax expense (recovery)	$25	$5
Deferred income tax expense (recovery)	(25)	(6)
Total income tax recognized directly in equity	$–	$(1)
(b) Current tax receivable and payable
As at December 31, 2020, the Company had approximately $993 and $87 of current tax receivable and current tax payable, respectively (2019 – $600 and $121).
(c) Tax reconciliation
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.50 per cent for the year ended December 31, 2020 (2019 – 26.75 per cent)
for the items outlined in the following table.

For the years ended December 31,	2020	2019
Income before income taxes	$6,770	$6,220
Income tax expense at Canadian statutory tax rate	$1,794	$1,664
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(171)	(260)
Differences in tax rate on income not subject to tax in Canada	(528)	(754)
Adjustments to taxes related to prior years	(96)	(106)
Tax rate change	27	–
Other differences	169	174
Income tax expense	$1,195	$718
(d) Deferred tax assets and liabilities
The following table presents the Company’s deferred tax assets and liabilities reflected on the Consolidated Statement of Financial Position.

As at December, 31	2020	2019
Deferred tax assets	$4,842	$4,574
Deferred tax liabilities	(2,614)	(1,972)
Net deferred tax assets (liabilities)	$2,228	$2,602
The following table presents movement of deferred tax assets and liabilities.

As at December 31, 2020	Balance, January 1, 2020	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2020
Loss carryforwards	$705	$–	$(210)	$–	$–	$2	$497
Actuarial liabilities	8,443	–	1,063	–	–	(134)	9,372
Pensions and post-employment benefits	226	–	–	(10)	–	(1)	215
Tax credits	–	–	–	–	–	–	–
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,046)	–	5	(2)	1	9	(1,033)
Securities and other investments	(4,704)	–	(1,254)	(59)	2	72	(5,943)
Sale of investments	(69)	–	13	–	–	–	(56)
Goodwill and intangible assets	(876)	–	24	–	–	3	(849)
Other	(78)	–	79	(16)	22	17	24
Total	$2,602	$–	$(280)	$(87)	$25	$(32)	$2,228

As at December 31, 2019	Balance, January 1, 2019	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2019
Loss carryforwards	$1,019	$(18)	$(278)	$–	$(1)	$(17)	$705
Actuarial liabilities	5,466	–	3,093	–	(1)	(115)	8,443
Pensions and post-employment benefits	242	–	4	(20)	–	–	226
Tax credits	261	–	(253)	–	–	(8)	–
Accrued interest	1	–	–	–	–	–	1
Real estate	(959)	–	(110)	–	–	23	(1,046)
Securities and other investments	(2,689)	–	(1,863)	(347)	39	156	(4,704)
Sale of investments	(87)	–	17	–	–	1	(69)
Goodwill and intangible assets	(847)	–	(49)	–	–	20	(876)
Other	97	(37)	(107)	1	(31)	(1)	(78)
Total	$2,504	$(55)	$454	$(366)	$6	$59	$2,602
The total deferred tax assets as at December 31, 2020 of $4,842 (2019 – $4,574)
includes
$1,005 (2019 – $98) where the Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.
As at December 31, 2020, tax loss carryforwards available were approximately $2,479 (2019 – $3,440) of which $2,321 expire between the years 2022 and 2040 while $137 have no expiry date, and capital loss carryforwards available were approximately $21 (2019 – $31) and have no expiry date. A $497 (2019 – $705) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2020, and a benefit of $99 (2019 – $93) has not been recognized. In addition, the Company has approximately $154 (2019 – $157) of tax credit carryforwards which will expire between the years 2027 and 2029 of which a benefit of $154 (2019 – $157) has not been recognized.
The total deferred tax liability as at December 31, 2020 was $2,614 (2019 – $1,972). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $22,782 (2019 – $19,623).